SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 61,352	$ 62,441	$ 68,275
Flat products
Disclosure of products and services [line items]
Revenue from contracts with customers	34,076	35,376	38,647
Long products
Disclosure of products and services [line items]
Revenue from contracts with customers	12,452	13,386	14,124
Tubular products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,883	1,748	2,160
Mining products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,512	1,191	1,269
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 11,429	$ 10,740	$ 12,075